January 26, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The GAMCO Westwood Funds (the "Trust")
                  FILE NOS. 33-06790/811-04719

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the two Prospectuses for the above named Trust do not differ from those contained in Post-Effective Amendment No. 35 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 21, 2008 (Accession # 0000935069-09-000083).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 338-7159.


                                                Very truly yours,


                                                /S/ DANIELLE WARREN
                                                Danielle Warren
                                                Regulatory Administrator

cc:      B. Alpert
         A. Mullady
         R. Schwartz, Esq.
         A. Lonergan
         D. James